UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                             NOMURA HIGH YIELD FUND

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22920

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact name of registrant as specified in charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-877-446-3863

                     Date of Fiscal Year End: September 30

             Date of Reporting Period: Dec 8, 2014 to June 30, 2015

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NOMURA HIGH YIELD FUND

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 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
  NOMURA HIGH YIELD FUND
NRG ENERGY, INC.
 CUSIP: 629377508 TICKER: NRG
 Meeting Date: 07-May-15
 1. To elect thirteen directors.                          Management     For          Voted - For
 2. To approve NRG's Second Amended and Restated Annual
      Incentive Plan for Designated Corporate Officers.   Management     For          Voted - For
 3. To approve, on a non-binding advisory basis, NRG's
      executive compensation.                             Management     For          Voted - For
 4. To ratify the appointment of KPMG LLP as NRG's
      independent registered public accounting firm for
      the 2015 fiscal year.                               Management     For          Voted - For
 5. To transact such other business as may properly
      come before the Annual Meeting and any adjournment
      or postponement.                                    Management     For          Voted - For
TRAVELPORT WORLDWIDE LIMITED
 CUSIP: BMG9019D1048 TICKER: TVPT
 Meeting Date: 11-Jun-15
 1. To elect as directors the eight nominees named in
      the accompanying Proxy Statement, all of whom are
      currently serving on our Board of Directors, each
      to serve for a one-year term until the 2016 annual
      general meeting of shareholders or until his or her
      successor is elected or appointed, or until his or
      her office is otherwise vacated.                    Management     For          Did Not Vote
 2. To appoint Deloitte LLP as our independent auditor
      for the fiscal year ending December 31, 2015 and to
      authorize the Audit Committee of the Board of
      Directors to determine the independent auditor's
      remuneration.                                       Management     For          Did Not Vote
 3. To provide, on a non-binding advisory basis,
      approval of the compensation of our named executive
      officers.                                           Management     For          Did Not Vote
 4. To provide, on a non-binding advisory basis,
      approval of the frequency that shareholders will
      have a non-binding advisory vote on the
      compensation of our named executive officers.       Management     For          Did Not Vote
 5. To transact such other business as may properly
      come before the Meeting or any adjournment or
      postponement thereof. The foregoing items of
      business are more fully described in the proxy
      statement accompanying this Notice.                 Management     For          Did Not Vote
    At the Meeting, we also will present the
      consolidated financial statements and independent
      auditor's report for the fiscal year ended December


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                                     NOMURA HIGH YIELD FUND
PROPOSAL                                                          PROPOSED BY MGT. POSITION REGISTRANT VOTED
        31, 2014 and lay them before the shareholders in
        accordance with Bermuda law.                               Non -Voting                Non-Voting

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND III

By: /S/ MICHAEL BEATTIE
    Michael Beattie
    President
    Date: August 27, 2015